Accounts Receivable - Summary of Accounts Receivable (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 16,287	$ 2,496	¥ 17,233		¥ 13,964
Accounts receivables [member]
Disclosure of financial assets [Line Items]
Less Credit loss allowance	(9,722)		(7,368)	¥ (6,709)	¥ (5,210)
Carrying amount [member]
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 26,009		¥ 24,601